UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Charter Income Trust

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Bonds – 96.7%
Aerospace – 0.3%
Bombardier, Inc., 8%, 2014 (n)	$987,000	$1,014,143
Hawker Beechcraft Acquisition, 8.5%, 2015	400,000	408,981
TransDigm Group, Inc., 7.75%, 2014	245,000	243,775

		$1,666,899

Asset Backed & Securitized – 4.2%
Asset Securitization Corp., FRN, 8.63%, 2029	$1,505,719	$1,610,626
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	396,283
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.925%, 2040 (z)	1,160,000	928,000
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,365,931
Commercial Mortgage Pass-Through Certificates, FRN, 5.793%, 2046	230,000	208,855
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	2,000,000	1,912,654
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,080,744	931,969
Crest Ltd., CDO, 7%, 2040	2,000,000	1,353,220
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	1,952,935
First Union-Lehman Brothers Bank of America, FRN, 0.468%, 2035 (i)	38,992,568	504,373
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	676,381	701,884
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	940,000	813,541
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.058%, 2051	185,000	137,291
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	185,000	135,503
Morgan Stanley Capital I, Inc., 5.168%, 2042	1,532,020	1,482,326
Mortgage Capital Funding, Inc., FRN, 0.628%, 2031 (i)	9,196,812	17,816
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,500,000	2,448,789
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,767,202	1,643,180
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,468,903	1,462,071
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043	2,640,000	2,245,088

		$22,252,335

Automotive – 0.2%
Allison Transmission, Inc., 11%, 2015 (n)	$375,000	$320,625
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031	400,000	486,840
Ford Motor Credit Co. LLC, 8%, 2016	230,000	188,362
General Motors Acceptance Corp., 8.375%, 2033	404,000	309,060

		$1,304,887

Broadcasting – 1.7%
Allbritton Communications Co., 7.75%, 2012	$855,000	$850,725
CBS Corp., 6.625%, 2011	1,036,000	1,079,710
Clear Channel Communications, Inc., 6.25%, 2011	1,240,000	1,041,600
Grupo Televisa S.A., 8.5%, 2032	962,000	1,163,245
Intelsat Jackson Holdings Ltd., 11.25%, 2016	250,000	249,063
Intelsat Ltd., 8.625%, 2015	340,000	340,000
Lamar Media Corp., 7.25%, 2013	675,000	653,063
Lamar Media Corp., 6.625%, 2015	205,000	188,600
Lamar Media Corp., 6.625%, 2015	245,000	225,400
LIN TV Corp., 6.5%, 2013	550,000	497,750
Local TV Finance LLC, 9.25%, 2015 (n)(p)	400,000	326,000
News America, Inc., 7.7%, 2025	1,140,000	1,246,038
News America, Inc., 6.2%, 2034	542,000	518,127
Univision Communications, Inc., 9.75%, 2015 (n)(p)	630,000	434,700

		$8,814,021

Brokerage & Asset Managers – 0.7%
INVESCO PLC, 5.625%, 2012	$1,440,000	$1,455,955
Lehman Brothers Holdings, Inc., 6.5%, 2017	1,260,000	1,245,518
Morgan Stanley, 5.75%, 2016	662,000	656,600

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Nuveen Investments, Inc., 10.5%, 2015 (n)		$330,000	$299,888

			$3,657,961

Building – 0.0%
Building Materials Corp. of America, 7.75%, 2014		$295,000	$218,300

Business Services – 0.1%
SunGard Data Systems, Inc., 10.25%, 2015		$570,000	$567,150

Cable TV – 0.5%
CCH II Holdings LLC, 10.25%, 2010		$510,000	$466,650
CCO Holdings LLC, 8.75%, 2013		705,000	618,638
Mediacom LLC, 9.5%, 2013		50,000	43,750
TCI Communications, Inc., 9.8%, 2012		1,169,000	1,356,710
Videotron LTEE, 6.875%, 2014		155,000	150,350

			$2,636,098

Chemicals – 0.9%
Momentive Performance Materials, Inc., 9%, 2014	EUR	65,000	$80,480
Momentive Performance Materials, Inc., 9.75%, 2014		$315,000	281,925
Momentive Performance Materials, Inc., 11.5%, 2016		80,000	61,200
Mosaic Co., 7.875%, 2016 (n)		1,600,000	1,720,000
Nalco Co., 7.75%, 2011		415,000	419,150
Nalco Co., 8.875%, 2013		45,000	45,900
Yara International A.S.A., 5.25%, 2014 (n)		2,000,000	1,985,224

			$4,593,879

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011		$1,950,000	$1,930,500

Conglomerates – 0.4%
Actuant Corp., 6.875%, 2017 (n)		$1,005,000	$969,825
Kennametal, Inc., 7.2%, 2012		1,140,000	1,280,128

			$2,249,953

Consumer Goods & Services – 0.5%
Corrections Corp. of America, 6.25%, 2013		$305,000	$304,238
Fortune Brands, Inc., 5.125%, 2011		1,150,000	1,160,255
Service Corp. International, 7%, 2017		775,000	769,188
Service Corp. International, 7.625%, 2018		120,000	123,900
Visant Holding Corp., 8.75%, 2013		35,000	33,163

			$2,390,744

Containers – 0.6%
Crown Americas LLC, 7.75%, 2015		$565,000	$577,713
Greif, Inc., 6.75%, 2017		1,220,000	1,177,300
Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,250,000	1,293,750

			$3,048,763

Defense Electronics – 0.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)		$790,000	$818,982
BAE Systems Holdings, Inc., 5.2%, 2015 (n)		750,000	749,318
L-3 Communications Corp., 5.875%, 2015		1,350,000	1,312,875
L-3 Communications Corp., 6.375%, 2015		1,500,000	1,488,750

			$4,369,925

Electronics – 0.1%
Flextronics International Ltd., 6.25%, 2014		$465,000	$431,288
NXP B.V./NXP Funding LLC, 7.875%, 2014		300,000	273,000

			$704,288

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 1.7%
Codelco, Inc., 5.625%, 2035	$1,900,000	$1,760,977
Gazprom International S.A., 7.201%, 2020	946,853	971,660
Gazprom International S.A., 6.51%, 2022 (n)	1,300,000	1,184,690
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	1,404,100
OAO Gazprom, 9.625%, 2013	80,000	91,200
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	666,000	678,654
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,490,000	2,813,200

		$8,904,481

Emerging Market Sovereign – 3.0%
Banco Central Del Peru, 0%, 2008	3,900,000	$1,340,254
Federative Republic of Brazil, 6%, 2017	4,176,000	4,280,400
Gabonese Republic, 8.2%, 2017 (n)	998,000	1,044,158
Republic of Argentina, FRN, 3.092%, 2012	3,121,875	2,734,343
Republic of Colombia, 7.375%, 2017	1,393,000	1,532,300
Republic of Indonesia, 6.875%, 2017 (n)	171,000	178,054
Republic of Indonesia, 6.875%, 2018 (z)	559,000	581,360
Republic of Panama, 9.375%, 2029	1,121,000	1,479,720
Republic of Panama, 6.7%, 2036	580,000	582,900
Republic of Philippines, 9.375%, 2017	449,000	548,903
United Mexican States, 5.625%, 2017	1,150,000	1,197,725

		$15,500,117

Energy - Independent – 0.8%
Chaparral Energy, Inc., 8.875%, 2017	$310,000	$265,050
Chesapeake Energy Corp., 6.875%, 2016	1,070,000	1,053,950
Forest Oil Corp., 7.25%, 2019 (n)	210,000	211,575
Hilcorp Energy I LP, 7.75%, 2015 (n)	625,000	589,063
Newfield Exploration Co., 6.625%, 2014	435,000	426,300
OPTI Canada, Inc., 8.25%, 2014 (n)	510,000	503,625
Plains Exploration & Production Co., 7%, 2017	685,000	657,600
Quicksilver Resources, Inc., 7.125%, 2016	400,000	383,000
Southwestern Energy Co., 7.5%, 2018 (z)	330,000	339,900

		$4,430,063

Energy - Integrated – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$430,000	$416,627
TNK-BP Finance S.A., 7.5%, 2013 (n)	118,000	117,705
TNK-BP Finance S.A., 7.5%, 2016 (n)	581,000	557,063

		$1,091,395

Entertainment – 0.4%
Marquee Holdings, Inc., 12%, 2014	$165,000	$120,450
Turner Broadcasting System, Inc., 8.375%, 2013	1,784,000	1,987,931

		$2,108,381

Financial Institutions – 1.2%
Capmark Financial Group, Inc., 5.875%, 2012 (n)	$696,000	$471,410
General Motors Acceptance Corp., 5.85%, 2009	1,842,000	1,777,768
General Motors Acceptance Corp., 6.875%, 2011	1,759,000	1,435,216
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065 (n)	2,500,000	2,187,500
Residential Capital LLC, 8.125%, 2008	63,000	48,668
Residential Capital LLC, 8.5%, 2012	497,000	270,865

		$6,191,427

Food & Beverages – 0.6%
ARAMARK Corp., 8.5%, 2015	$610,000	$600,850

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
B&G Foods, Inc., 8%, 2011		$170,000	$163,200
Dean Foods Co., 7%, 2016		545,000	476,875
Del Monte Corp., 6.75%, 2015		125,000	118,750
General Mills, Inc., 5.65%, 2012		260,000	273,281
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,494,104

			$3,127,060

Forest & Paper Products – 0.5%
Buckeye Technologies, Inc., 8.5%, 2013		$460,000	$466,900
Norske Skog Canada Ltd., 7.375%, 2014		695,000	514,300
Rock-Tenn Co., “A”, 9.25%, 2016 (z)		380,000	385,373
Stora Enso Oyj, 6.404%, 2016 (n)		1,560,000	1,509,584

			$2,876,157

Gaming & Lodging – 1.3%
Harrah’s Operating Co., Inc., 5.375%, 2013		$750,000	$496,875
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		495,000	432,506
Harrah’s Operating Co., Inc., 10.75%, 2018 (p)(z)		260,000	213,200
Host Marriott LP, 6.75%, 2016		1,000,000	947,500
Isle of Capri Casinos, Inc., 7%, 2014		285,000	194,513
Mandalay Resort Group, 9.375%, 2010		450,000	462,375
MGM Mirage, 8.375%, 2011		805,000	809,025
MGM Mirage, 6.75%, 2013		230,000	216,200
MGM Mirage, 7.5%, 2016		635,000	590,550
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		375,000	288,750
Scientific Games Corp., 6.25%, 2012		380,000	349,600
Station Casinos, Inc., 6.5%, 2014		430,000	287,025
Station Casinos, Inc., 6.875%, 2016		465,000	292,950
Wyndham Worldwide Corp., 6%, 2016		270,000	252,034
Wynn Las Vegas LLC, 6.625%, 2014		775,000	744,000

			$6,577,103

Industrial – 0.2%
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		$700,000	$696,500
JohnsonDiversey, Inc., 9.625%, 2012	EUR	75,000	103,685

			$800,185

Insurance – 0.0%
American International Group, Inc., 6.25%, 2037		$210,000	$171,547

Insurance - Health – 0.0%
Centene Corp., 7.25%, 2014		$225,000	$218,250

Insurance - Property & Casualty – 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,689,000	$1,672,134
Fund American Cos., Inc., 5.875%, 2013		1,351,000	1,404,736
USI Holdings Corp., FRN, 6.94%, 2014 (n)		1,005,000	785,156
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,490,000	2,253,032

			$6,115,058

International Market Quasi-Sovereign – 7.0%
Canada Housing Trust, 4.6%, 2011	CAD	654,000	$690,098
Development Bank of Japan, 1.75%, 2010	JPY	307,000,000	3,018,182
Development Bank of Japan, 1.4%, 2012	JPY	462,000,000	4,532,706
Development Bank of Japan, 1.05%, 2023	JPY	748,000,000	6,385,049
Development Bank of Japan, 2.3%, 2026	JPY	190,000,000	1,915,379
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012	JPY	463,000,000	4,586,049
Japan Finance Corp. for Municipal Enterprises, 2%, 2016	JPY	850,000,000	8,680,907

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
KfW Bankengruppe, 1.35%, 2014		JPY 723,000,000	$7,054,349

			$36,862,719

International Market Sovereign – 16.6%
Federal Republic of Germany, 5.25%, 2010	EUR	6,501,000	$10,337,744
Federal Republic of Germany, 3.75%, 2015	EUR	7,165,000	10,976,288
Federal Republic of Germany, 6.25%, 2030	EUR	2,593,000	4,905,239
Government of Canada, 4.5%, 2015	CAD	1,125,000	1,220,145
Government of Canada, 5.75%, 2033	CAD	396,000	506,141
Kingdom of Denmark, 4%, 2015	DKK	6,915,000	1,423,422
Kingdom of Netherlands, 3.75%, 2009	EUR	8,727,000	13,306,335
Kingdom of Netherlands, 3.75%, 2014	EUR	1,787,000	2,741,742
Kingdom of Spain, 5.35%, 2011	EUR	4,570,000	7,391,664
Kingdom of Sweden, 4.5%, 2015	SEK	4,390,000	739,556
Republic of Austria, 4.65%, 2018	EUR	4,347,000	6,959,522
Republic of France, 4.75%, 2012	EUR	1,281,000	2,052,547
Republic of France, 5%, 2016	EUR	2,150,000	3,531,960
Republic of France, 6%, 2025	EUR	874,000	1,583,007
Republic of France, 4.75%, 2035	EUR	3,517,000	5,489,534
Republic of Ireland, 4.6%, 2016	EUR	3,420,000	5,435,757
United Kingdom Treasury, 8%, 2015	GBP	1,398,000	3,418,453
United Kingdom Treasury, 8%, 2021	GBP	980,000	2,606,420
United Kingdom Treasury, 4.25%, 2036	GBP	1,346,000	2,614,832

			$87,240,308

Machinery & Tools – 0.1%
Case New Holland, Inc., 7.125%, 2014		$380,000	$380,000

Major Banks – 0.7%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$1,667,000	$1,493,315
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		1,408,000	1,233,885
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		170,000	163,800
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)		830,000	837,180

			$3,728,180

Medical & Health Technology & Services – 1.9%
Community Health Systems, Inc., 8.875%, 2015		$630,000	$618,188
Cooper Cos., Inc., 7.125%, 2015		655,000	622,250
Covidien Ltd., 6%, 2017 (n)		350,000	366,096
Covidien Ltd., 6.55%, 2037 (n)		190,000	196,296
DaVita, Inc., 6.625%, 2013		170,000	166,600
DaVita, Inc., 7.25%, 2015		1,035,000	1,024,650
Fisher Scientific International, Inc., 6.125%, 2015		2,090,000	2,108,956
HCA, Inc., 8.75%, 2010		630,000	633,150
HCA, Inc., 6.375%, 2015		160,000	133,600
HCA, Inc., 9.25%, 2016		780,000	799,500
Hospira, Inc., 6.05%, 2017		1,091,000	1,123,144
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		600,000	620,250
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		90,000	88,538
Owens & Minor, Inc., 6.35%, 2016		970,000	1,002,157
Psychiatric Solutions, Inc., 7.75%, 2015		390,000	386,100

			$9,889,475

Metals & Mining – 1.6%
Arch Western Finance LLC, 6.75%, 2013		$305,000	$300,425
FMG Finance Ltd., 10.625%, 2016 (n)		650,000	737,750
Foundation PA Coal Co., 7.25%, 2014		490,000	485,100

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	$1,040,000	$1,102,400
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	435,000	418,144
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,353,879
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,303,381
Peabody Energy Corp., 5.875%, 2016	425,000	402,688
Peabody Energy Corp., “B”, 6.875%, 2013	465,000	473,719
Steel Dynamics, Inc., 7.375%, 2012 (n)	1,620,000	1,640,250

		$8,217,736

Mortgage Backed – 14.3%
Fannie Mae, 3.81%, 2013	$556,567	$543,424
Fannie Mae, 4.1%, 2013	902,257	892,961
Fannie Mae, 4.19%, 2013	773,103	767,074
Fannie Mae, 4.845%, 2013	244,381	247,878
Fannie Mae, 4.555%, 2014	660,842	658,631
Fannie Mae, 4.6%, 2014	739,479	743,439
Fannie Mae, 4.621%, 2014	907,572	907,737
Fannie Mae, 4.77%, 2014	576,420	578,356
Fannie Mae, 4.56%, 2015	310,169	308,327
Fannie Mae, 4.665%, 2015	251,320	251,250
Fannie Mae, 4.7%, 2015	239,834	240,215
Fannie Mae, 4.74%, 2015	592,773	589,595
Fannie Mae, 4.78%, 2015	693,159	694,586
Fannie Mae, 4.815%, 2015	600,000	598,051
Fannie Mae, 4.87%, 2015	506,716	511,375
Fannie Mae, 4.89%, 2015	169,107	171,087
Fannie Mae, 4.925%, 2015	1,884,359	1,895,922
Fannie Mae, 6%, 2016 - 2037	9,979,831	10,243,999
Fannie Mae, 5.5%, 2019 - 2035	42,087,570	42,531,953
Fannie Mae, 4.88%, 2020	521,594	530,429
Fannie Mae, 6.5%, 2032 - 2033	2,398,171	2,503,646
Freddie Mac, 5%, 2024	267,288	271,000
Freddie Mac, 5.5%, 2034	6,350,039	6,412,244
Freddie Mac, 6%, 2034	1,742,387	1,787,394

		$74,880,573

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.25%, 2015	$470,000	$462,950
AmeriGas Partners LP, 7.125%, 2016	375,000	365,625
Inergy LP, 6.875%, 2014	585,000	567,450

		$1,396,025

Natural Gas - Pipeline – 1.4%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,080,000	$1,063,800
CenterPoint Energy, Inc., 7.875%, 2013	1,600,000	1,812,019
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	910,000	943,964
El Paso Corp., 7.75%, 2032	255,000	263,121
Knight, Inc., 7.25%, 2028	435,000	432,825
Spectra Energy Capital LLC, 8%, 2019	1,350,000	1,548,434
TransCapitalInvest Ltd., 5.67%, 2014	103,000	97,829
Williams Cos., Inc., 8.75%, 2032	855,000	1,006,763
Williams Partners LP, 7.25%, 2017	370,000	372,775

		$7,541,530

Network & Telecom – 1.6%
Citizens Communications Co., 9.25%, 2011	$815,000	$857,788

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Citizens Communications Co., 9%, 2031	$405,000	$372,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	305,000	300,425
Qwest Corp., 7.875%, 2011	700,000	712,250
Qwest Corp., 8.875%, 2012	450,000	469,688
Telefonica Europe B.V., 7.75%, 2010	1,000,000	1,087,007
TELUS Corp., 8%, 2011	1,299,000	1,443,075
Verizon New York, Inc., 6.875%, 2012	2,542,000	2,735,667
Windstream Corp., 8.625%, 2016	495,000	503,663

		$8,482,163

Oil Services – 0.2%
Basic Energy Services, Inc., 7.125%, 2016	$485,000	$460,750
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017	340,000	342,550
GulfMark Offshore, Inc., 7.75%, 2014	435,000	442,613

		$1,245,913

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$2,300,000	$2,414,443

Other Banks & Diversified Financials – 1.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.89%, 2011 (n)	$1,992,800	$1,913,088
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	808,000	812,040
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012 (z)	1,500,000	1,485,941
ICICI Bank Ltd., 6.625%, 2012 (n)	76,000	75,797
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	2,150,000	1,882,000
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	569,272
Russian Standard Finance S.A., 8.125%, 2008 (n)	682,000	681,182
Russian Standard Finance S.A., 8.625%, 2011 (n)	374,000	353,430
VTB Capital S.A., 6.609%, 2012 (n)	706,000	691,880
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,453,792

		$9,918,422

Precious Metals & Minerals – 0.6%
Alrosa Finance S.A., 8.875%, 2014	$2,880,000	$3,113,971

Printing & Publishing – 0.7%
American Media Operations, Inc., 10.25%, 2009	$6,727	$4,608
American Media Operations, Inc., “B”, 10.25%, 2009	185,000	126,725
Dex Media West LLC, 9.875%, 2013	1,527,000	1,282,680
Idearc, Inc., 8%, 2016	2,046,000	1,207,140
Nielsen Finance LLC, 10%, 2014	240,000	231,600
R.H. Donnelley Corp., 8.875%, 2016	1,535,000	913,325

		$3,766,078

Railroad & Shipping – 0.4%
TFM S.A. de C.V., 9.375%, 2012	$2,100,000	$2,184,000

Real Estate – 0.5%
HRPT Properties Trust, REIT, 6.25%, 2016	$1,422,000	$1,305,861
Simon Property Group, Inc., REIT, 5.875%, 2017	1,260,000	1,200,426

		$2,506,287

Retailers – 0.5%
Couche-Tard, Inc., 7.5%, 2013	$420,000	$417,900
Federated Retail Holdings, Inc., 5.35%, 2012	200,000	194,087
Gap, Inc., 10.05%, 2008	940,000	965,850
Home Depot, Inc., 5.25%, 2013	450,000	443,428

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 5.875%, 2036	$649,000	$534,325

		$2,555,590

Specialty Stores – 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$231,825
Payless ShoeSource, Inc., 8.25%, 2013	170,000	154,700

		$386,525

Supermarkets – 0.3%
Delhaize America, Inc., 9%, 2031	$980,000	$1,188,415
Stater Brothers Holdings, Inc., 7.75%, 2015	220,000	209,000

		$1,397,415

Supranational – 1.2%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,474,187
European Investment Bank, 5.125%, 2017	4,322,000	4,729,063

		$6,203,250

Telecommunications - Wireless – 1.6%
Alltel Corp., 7%, 2012	$361,000	$285,190
American Tower Corp., 7%, 2017 (n)	150,000	149,625
AT&T Wireless Services, Inc., 8.75%, 2031	1,500,000	1,874,408
Centennial Communications Corp., 10.125%, 2013	100,000	101,000
Cingular Wireless LLC, 6.5%, 2011	1,700,000	1,835,635
MetroPCS Wireless, Inc., 9.25%, 2014	340,000	299,200
Nextel Communications, Inc., 5.95%, 2014	1,295,000	964,775
OJSC Vimpel-Communications, 8.25%, 2016	1,527,000	1,513,715
Rogers Cable, Inc., 5.5%, 2014	1,025,000	1,018,247
Rogers Wireless, Inc., 7.5%, 2015	450,000	490,383

		$8,532,178

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$1,740,000	$1,732,459

Tobacco – 0.6%
Reynolds American, Inc., 6.75%, 2017	$2,984,000	$3,028,748

Transportation – 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$250,000	$169,375

Transportation - Services – 0.1%
Hertz Corp., 8.875%, 2014	$135,000	$128,588
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	364,450

		$493,038

U.S. Government Agencies – 1.1%
Freddie Mac, 5.5%, 2017	$5,100,000	$5,597,423

U.S. Treasury Obligations – 13.9%
U.S. Treasury Bonds, 10.625%, 2015	$3,350,000	$4,993,332
U.S. Treasury Bonds, 7.5%, 2016	5,750,000	7,473,206
U.S. Treasury Bonds, 8.75%, 2017	4,250,000	5,969,924
U.S. Treasury Bonds, 6.25%, 2023 (f)	8,000,000	9,834,376
U.S. Treasury Bonds, 5.375%, 2031	477,000	543,445
U.S. Treasury Bonds, 4.5%, 2036	158,000	160,012
U.S. Treasury Bonds, 4.75%, 2037	4,977,000	5,245,290
U.S. Treasury Notes, 12%, 2013	10,564,000	11,041,852
U.S. Treasury Notes, 4.25%, 2013	13,765,000	14,901,686
U.S. Treasury Notes, 9.875%, 2015	5,025,000	7,274,471
U.S. Treasury Notes, 4.875%, 2016	2,200,000	2,438,218

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 6.375%, 2027	$2,350,000	$2,965,956

		$72,841,768

Utilities - Electric Power – 4.2%
AES Corp., 9.375%, 2010	$840,000	$886,200
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	394,050
Bruce Mansfield Unit, 6.85%, 2034	1,560,000	1,700,400
Dynegy Holdings, Inc., 7.5%, 2015	360,000	337,050
Edison Mission Energy, 7%, 2017	1,330,000	1,306,725
EDP Finance B.V., 6%, 2018 (n)	1,330,000	1,356,786
EEB International Ltd., 8.75%, 2014 (n)	569,000	596,767
Enersis S.A., 7.375%, 2014	1,273,000	1,385,778
Exelon Generation Co. LLC, 6.95%, 2011	2,486,000	2,635,105
FirstEnergy Corp., 6.45%, 2011	1,699,000	1,799,088
HQI Transelec Chile S.A., 7.875%, 2011	1,500,000	1,616,357
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	461,000	477,135
Mirant Americas Generation LLC, 8.3%, 2011	100,000	100,625
Mirant North America LLC, 7.375%, 2013	710,000	712,663
NiSource Finance Corp., 7.875%, 2010	1,145,000	1,249,241
NorthWestern Corp., 5.875%, 2014	1,435,000	1,446,253
NRG Energy, Inc., 7.375%, 2016	1,485,000	1,431,169
Reliant Energy, Inc., 7.875%, 2017	620,000	609,925
Sierra Pacific Resources, 8.625%, 2014	205,000	217,993
System Energy Resources, Inc., 5.129%, 2014 (n)	1,771,229	1,764,552

		$22,023,862

Total Bonds		$507,246,381

Floating Rate Loans – 1.1% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$26,800	$24,734
Hawker Beechcraft Acquisition Co., Term Loan, 6.83%, 2014 (o)	535,466	494,191

		$518,925

Automotive – 0.2%
Allison Transmission, Inc., Term Loan B, 2014 (o)	$253,980	$223,502
Ford Motor Co., Term Loan B, 5.8%, 2013 (o)	556,645	475,533
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014 (o)	480,501	436,655

		$1,135,690

Broadcasting – 0.1%
Gray Television, Inc., Term Loan, 6.21%, 2014	$105,128	$89,227
Univision Communications, Inc., Term Loan B, 5.49%, 2014 (o)	433,013	362,157

		$451,384

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.75%, 2013	$334,415	$308,529
Mediacom Illinois LLC, Term Loan A, 4.53%, 2012	302,299	259,977

		$568,506

Computer Software – 0.1%
First Data Corp., Term Loan B-1, 2014 (o)	$426,989	$387,340

Gaming & Lodging – 0.0%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015 (o)	$206,433	$189,093

Medical & Health Technology & Services – 0.1%
Advanced Medical Optics, Inc., Term Loan, 5.67%, 2014	$163,313	$143,307
Community Health Systems, Inc., Term Loan B, 5.34%, 2014	199,690	182,390

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Medical & Health Technology & Services – continued
HCA, Inc., Term Loan B, 7.08%, 2012	$451,580	$415,091

		$740,788

Printing & Publishing – 0.1%
Idearc, Inc., Term Loan B, 2014 (o)	$41,586	$34,204
Nielsen Finance LLC, Term Loan B, 2013 (o)	280,610	247,538

		$281,742

Retailers – 0.1%
Neiman Marcus Group, Inc., Term Loan, 4.76%, 2013	$284,097	$262,138

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 5.38%, 2013 (o)	$757,275	$649,995

Utilities - Electric Power – 0.1%
Calpine Corp., DIP Term Loan, 2009 (o)	$362,949	$321,966
Texas Competitive Electric Holdings LLC, Term Loan B-3, 2014 (o)	472,705	431,015

		$752,981

Total Floating Rate Loans		$5,938,582

Common Stocks – 0.0%
Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	3,683	$0

Short-Term Obligations – 1.5%
General Electric Capital Corp., 3.13%, due 3/03/08 (y)	$7,851,000	$7,849,635

Total Investments		$521,034,598

Other Assets, Less Liabilities – 0.7%		3,421,693

Net Assets – 100.0%		$524,456,291

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $49,169,863, representing 9.4% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.925%, 2040	3/01/06	$1,160,000	$928,000
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012	3/08/05	1,500,000	1,485,941
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,952,935
Harrah’s Operating Co., Inc., 10.75%, 2018	2/13/08 -2/15/08	212,375	213,200
Republic of Indonesia, 6.875%, 2018	1/10/08	556,015	581,360
Rock-Tenn Co., “A”, 9.25%, 2016	2/28/08	377,340	385,373
Southwestern Energy Co., 7.5%, 2018	1/11/08 -1/16/08	332,438	339,900

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Restricted Securities - continued	Acquisition Date	Acquisition Cost	Current Market Value
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	$1,814,558	$1,643,180

Total Restricted Securities			$7,529,889
% of Net Assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	—	$521,056,346	—	$521,056,346
Other Financial Instruments	$(3,778,886)	$(93,202)	—	$(3,872,088)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$514,162,529

Gross unrealized appreciation	$22,215,456
Gross unrealized depreciation	(15,343,387)

Net unrealized appreciation (depreciation)	$6,872,069

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of February 29, 2008, the fund had unfunded loan commitments of $25,078, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	$10,043	$(870)
Univision Communications, Inc., Delayed Draw Term Loan, 2014	15,035	(1,090)

	$25,078	$(1,960)

(4) Derivative Contracts at 2/29/08

Forward Foreign Currency Exchange Contracts at 2/29/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,393,187	4/15/08	$1,232,302	$1,291,187	$58,885
BUY	CAD	2,652,679	3/07/08	2,591,475	2,698,089	106,614
BUY	EUR	4,188,296	3/17/08	6,093,074	6,359,691	266,617
BUY	NOK	7,284,134	4/25/08	1,304,022	1,391,016	86,994

						$519,110

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/29/08 - continued

(4) Derivative Contracts at 2/29/08 - continued

Forward Foreign Currency Exchange Contracts at 2/29/08 - continued

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	AUD	1,393,187	4/15/08	$1,232,159	$1,291,186	$(59,027)
SELL	CAD	5,021,950	3/07/08	5,071,962	5,107,918	(35,956)
SELL	DKK	6,950,047	4/15/08	1,380,265	1,415,034	(34,769)
SELL	EUR	54,907,922	3/17/08 - 3/31/08	81,438,506	83,374,036	(1,935,530)
SELL	GBP	5,059,667	4/14/08 - 4/25/08	9,822,516	10,026,908	(204,392)
SELL	JPY	3,750,776,499	4/15/08	34,601,032	36,180,624	(1,579,592)
BUY	MYR	4,164,136	3/28/08	1,304,758	1,303,165	(1,593)
BUY	PLN	3,012,557	3/31/08	1,304,758	1,294,949	(9,809)
SELL	SEK	4,619,544	4/15/08	729,313	748,675	(19,362)

						$(3,880,030)

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Long)	97	$11,506,625	Jun-08	$364,279
U.S. Treasury Note 10 yr (Short)	260	30,493,125	Jun-08	(782,245)

				$(417,966)

Swap Agreements at 2/29/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive		Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000	JPMorgan Chase Bank	4.1	% (fixed rate)	(1)	$(62,574)
9/20/12	USD	1,500,000	JPMorgan Chase Bank	0.33	% (fixed rate)	(2)	(30,628)

							$(93,202)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.

(2)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of February 29, 2008, are as follows:

United States	63.0%
Germany	6.5%
Japan	5.9%
Netherlands	3.3%
France	2.8%
Russia	2.2%
United Kingdom	2.0%
Canada	1.7%
Spain	1.6%
Other Countries	11.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.